                          ANNUAL REPORT AUGUST 31, 2001

                                 JPMORGAN FUNDS

                                 TAX FREE FUNDS
                              CALIFORNIA BOND FUND





                         [JPMORGAN LOGO]JPMORGAN FLEMING
                                        ASSET MANAGEMENT

CONTENTS

Letter to the Shareholders                          1
J.P. Morgan California Bond Fund
Fund Commentary                                     3
Portfolio of Investments                            5
Financial Statements                                9
Notes to Financial Statements                      13


HIGHLIGHTS

-  U.S. economy remains weak with little sign of near-term improvement.

-  Federal Reserve maintains an easing bias and continues to cut interest rates.

- Municipal bond supply increases as issuers refinance debt at lower interest rates.

NOT FDIC INSURED   May lose value / No bank guarantee
JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

J.P. MORGAN CALIFORNIA BOND FUND

LETTER TO THE SHAREHOLDERS

                                                                 October 9, 2001

Dear Shareholder:

Like people everywhere, we here at JPMorgan Fleming were horrified and saddened by the terrorist attacks on New York City and Washington, D.C. in September. We received the terrible news while we were in the midst of preparing the August 31st shareholder reports. At this time, it is uncertain how the attacks will affect the fixed income and equity markets but we expect to see some volatility, at least for the short term.

Many of you are eager for the insight and analysis of our portfolio management team. We offer some of their thinking on our Web site through market commentaries for the third quarter (three-month period ended September 30, 2001). To read those commentaries, visit www.jpmorganfunds.com. Of course, we will also review the markets in the wake of these tragedies in shareholder reports dated September 30th and later.

This annual report for the J.P. Morgan California Bond Fund includes in-depth information for the four-month period ended August 31, 2001.

U.S. ECONOMY STRUGGLES

During the second half of 2000, the U.S. economy weakened significantly. Consumer confidence softened, causing retail sales to decline. Manufacturing output dropped. Also having an impact: lower corporate profits, rising labor and energy costs, and higher debt burdens. Investors, seeking a safe haven from the volatility in the equities market, moved some of the assets into the municipal bond market.

Faced with the risk of a recession and the threat of inflation, the Federal Reserve Board shifted monetary policy to an easing bias in December, only six weeks after reaffirming its bias toward higher interest rates. Almost immediately, it began a series of interest rate cuts. By the end of August, the Federal funds rate stood at 3.5%--3% lower than it was at the beginning of 2001.

RENEWED INTEREST IN MUNICIPAL BONDS

In response to the Fed's more accommodative monetary policy, the municipal bond market staged a rally during the first half of 2001. Investors also snapped up new supply, made available by issuers who refinanced their outstanding debt at substantially lower rates.

The U.S. economy remains fragile and leading economic indicators continue to disappoint. The Bush tax cuts and rebates are just beginning to hit the economy and it is unclear how much of an impact they will have. The severe slump in manufacturing activity continues, and although inventory levels have fallen, considerable slackness remains. Rising unemployment and job insecurity are likely to undermine consumer spending as the year progresses, while fluctuating food and energy prices may result in an inflationary spurt. In this environment, municipal securities are particularly attractive to many investors.

FUND FAMILIES REORGANIZED

We are pleased to announce the successful reorganization of the two JPMorgan fund families into a single fund complex with a multiple share class structure. As a result, JPMorgan California Intermediate Tax Free Fund was acquired by J.P. Morgan California Bond Fund at the close of business of September 7, 2001. In connection with the fund reorganization, your Fund's year end was changed to August 31. Your next semi-annual report will be dated February 28, 2001.

In these challenging times, your portfolio manager has done an excellent job, maintaining good performance. We will continue to focus on current income, while trying to lock in the highest possible yields in the current falling interest rate environment. The portfolio management team and all of us at JPMorgan Chase thank you for your continued investment and look forward to serving your investment needs for many years to come.

Sincerely,


/s/ George Gatch
-------------------------
George Gatch
President JPMorgan Funds

J.P. MORGAN CALIFORNIA BOND FUND
AS OF AUGUST 31, 2001 (UNAUDITED)


HOW THE FUND PERFORMED

J.P. Morgan California Bond Fund, which seeks to provide current income exempt from federal and California personal income taxes, had a total return of 5.31% (Institutional Shares) for the four-month period ended August 31, 2001. This compares to the 5.24% return for the Lehman 1-17 Year California Muni Bond Index.

HOW THE FUND WAS MANAGED

A change in the Federal Reserve Board's monetary policy, along with an energy crisis, contributed to volatility in the California municipal bond market. At the beginning of the reporting period, the Fed was still in a tightening mode, but as the U.S. economy continued to weaken, they moved to a long duration position in anticipation of lower interest rates.

The final four months of 2000 were noteworthy for the compression in yields between bonds of higher and lower quality in a market with relatively little new supply. The management team took advantage of this trend by upgrading quality. Zero coupon bonds in the 10-15 year range had not compressed as much and, therefore, the management team focused its new purchases in these bonds. The Fund also sold some Puerto Rico and other territorial bonds (their income is free of California state income taxes) to go back into some California issues that were cheaper on a relative basis.

The Fund's large cash position at the beginning of 2001 helped relative performance dramatically as the energy crunch turned into a full-scale crisis that caused California bonds to sharply underperform issues from other states. As California issues sold off, prices fell to relative levels not seen in many years, prompting the management team to begin carefully moving back into California issues. However, the Fund focused on revenue bonds whose payment of principal and interest is not expected to be affected by the energy crisis.

The management team maintained the Fund's long duration position until late in the period. As the yield curve began to flatten, they moved to a neutral position. They were able to purchase issues from two major offerings, and upgraded the portfolio's credit quality by purchasing insured issues. They also bought attractively valued securities to take advantage of strong potential price appreciation.

LOOKING AHEAD

Uncertainty about the economy and continued stock market volatility may increase interest in municipal securities. This, in turn, may drive up bond prices. The management team expects the Fed to continue cutting short-term interest rates. If the U.S. economy strengthens, the management team will look for opportunities to move to a shorter duration. They will also consider buying California revenue bonds that have sold off during the crisis but have more secure payment streams. In addition, they expect $8.5 billion in municipals bonds to come to market in the third quarter of 2001 and hope to purchase some of those issues at attractive prices.

AVERAGE ANNUAL TOTAL RETURNS

                                                              Since
                                                              Inception
                                                     1 Year   (12/23/96)
 Institutional Shares                                8.61%    6.05%
 Select shares                                       8.40%    5.92%

LIFE OF FUND PERFORMANCE (12/23/96 TO 08/31/01)


         J.P. Morgan California Bond Fund       Lehman 1-16 Year         Lehman 1-17 Year         Lipper California Intermediate
              (Institutional Shares)            Muni Bond Index     California Muni Bond Index         Muni Debt Fund Avg.
   12/96                  $10,000                   $10,000                    $10,000                       $10,000
    1/97                  $10,011                   $10,039                    $10,036                        $9,982
    2/97                  $10,096                   $10,121                    $10,115                       $10,046
    3/97                   $9,997                   $10,007                     $9,999                        $9,950
    4/97                  $10,056                   $10,071                    $10,063                        $9,997
    5/97                  $10,204                   $10,199                    $10,204                       $10,128
    6/97                  $10,301                   $10,295                    $10,300                       $10,220
    7/97                  $10,551                   $10,530                    $10,558                       $10,456
    8/97                  $10,453                   $10,455                    $10,470                       $10,369
    9/97                  $10,583                   $10,564                    $10,556                       $10,472
   10/97                  $10,597                   $10,621                    $10,624                       $10,500
   11/97                  $10,644                   $10,666                    $10,661                       $10,544
   12/97                  $10,806                   $10,797                    $10,789                       $10,670
    1/98                  $10,884                   $10,904                    $10,915                       $10,770
    2/98                  $10,889                   $10,913                    $10,934                       $10,785
    3/98                  $10,863                   $10,919                    $10,925                       $10,767
    4/98                  $10,795                   $10,875                    $10,880                       $10,706
    5/98                  $10,959                   $11,027                    $11,031                       $10,853
    6/98                  $10,985                   $11,067                    $11,070                       $10,882
    7/98                  $11,011                   $11,097                    $11,108                       $10,914
    8/98                  $11,186                   $11,254                    $11,277                       $11,078
    9/98                  $11,363                   $11,385                    $11,438                       $11,242
   10/98                  $11,368                   $11,405                    $11,454                       $11,225
   11/98                  $11,404                   $11,436                    $11,493                       $11,255
   12/98                  $11,411                   $11,472                    $11,510                       $11,260
    1/99                  $11,568                   $11,617                    $11,650                       $11,392
    2/99                  $11,497                   $11,566                    $11,615                       $11,338
    3/99                  $11,510                   $11,571                    $11,644                       $11,355
    4/99                  $11,502                   $11,604                    $11,653                       $11,364
    5/99                  $11,439                   $11,550                    $11,588                       $11,295
    6/99                  $11,277                   $11,403                    $11,443                       $11,135
    7/99                  $11,358                   $11,465                    $11,519                       $11,196
    8/99                  $11,327                   $11,436                    $11,477                       $11,147
    9/99                  $11,377                   $11,469                    $11,534                       $11,187
   10/99                  $11,304                   $11,413                    $11,462                       $11,092
   11/99                  $11,400                   $11,512                    $11,564                       $11,190
   12/99                  $11,342                   $11,465                    $11,477                       $11,110
    1/00                  $11,349                   $11,446                    $11,515                       $11,116
    2/00                  $11,449                   $11,522                    $11,611                       $11,210
    3/00                  $11,632                   $11,689                    $11,783                       $11,385
    4/00                  $11,584                   $11,660                    $11,714                       $11,317
    5/00                  $11,572                   $11,624                    $11,731                       $11,314
    6/00                  $11,825                   $11,873                    $11,975                       $11,558
    7/00                  $11,953                   $12,006                    $12,108                       $11,693
    8/00                  $12,127                   $12,153                    $12,298                       $11,874
    9/00                  $12,101                   $12,120                    $12,250                       $11,827
   10/00                  $12,193                   $12,227                    $12,327                       $11,903
   11/00                  $12,249                   $12,294                    $12,390                       $11,961
   12/00                  $12,496                   $12,534                    $12,590                       $12,176
    1/01                  $12,638                   $12,698                    $12,755                       $12,330
    2/01                  $12,657                   $12,733                    $12,786                       $12,345
    3/01                  $12,716                   $12,833                    $12,844                       $12,403
    4/01                  $12,507                   $12,733                    $12,659                       $12,219
    5/01                  $12,685                   $12,861                    $12,833                       $12,381
    6/01                  $12,765                   $12,933                    $12,901                       $12,456
    7/01                  $12,931                   $13,085                    $13,081                       $12,605
    8/01                  $13,171                   $13,277                    $13,321                       $12,841

Source: Lipper Analytical Services. Past Performance is not indicative of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

The Fund commenced operations on 12/23/96. Select Shares were introduced on 4/21/97. Performance is based on the historical expenses of the predecessor Institutional Shares, which are lower than the expenses for Select Shares.

The Fund is currently waiving fees and is being reimbursed for certain expenses as described in the prospectus. Had the expenses not been subsidized, returns would have been lower.

The graph illustrates comparative performance of $10,000 (Institutional Shares) and assumes reinvestment of all distributions. Performance of the unmanaged average and indices does not include a sales charge, but includes reinvestment of all distributions and an initial investment at the end of the month in which the Fund commenced operations. The Lehman 1-16 Year Muni Bond index replicates the intermediate-term, investment grade tax-exempt bond market. The Lehman 1-17 Year California Muni Bond Index, referred to as Lehman Brothers California Competitive Intermediate Bond Index 1-17 in the prospectus, replicates the California 1-17 year, investment grade tax-exempt bond market. The Lipper Average consists of funds that invest in California intermediate-term, investment grade municipal bonds. Investors cannot invest directly in an index.

Capital gains are subject to federal income tax, a portion of the Fund's income may be subject to Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

J.P. MORGAN CALIFORNIA BOND FUND
PORTFOLIO OF INVESTMENTS


As of August 31, 2001
(Amounts in Thousands)


PRINCIPAL
  AMOUNT            ISSUER                                             VALUE
--------------------------------------------------------------------------------
         LONG-TERM MUNICIPAL SECURITIES -- 93.5%
--------------------------------------------------------------------------------
            CALIFORNIA -- 86.7%
   $6,750     Alameda County, California, Ser. A, COP, MBIA,
                5.38%, 12/01/09                                         $  7,576
    7,500     Bay Area Government Association, California,
                Bay Area Rapid Transit, Capital Grant, Ser. A, Rev.,
                AMBAC, 4.88%, 06/15/09                                     7,862
    2,190     Brea, California, Redevelopment Agency, Tax
                Allocation, Ser. A, AMBAC, 5.00%, 08/01/10                 2,398
    7,440     California Educational Facilities Authority, Pomona
                College, Rev., ^, 6.00%, 02/15/02                          7,710
    1,100     California Educational Facilities Authority,
                University of Southern California, Rev., 5.60%,
                10/01/06                                                   1,234
      435     California Housing Finance Agency, Home
                Mortgage, Ser. E, Rev., MBIA-FHA, 5.30%,
                08/01/20                                                     436
    2,255     California Housing Finance Agency,
                Home Mortgage, Ser. I, Rev., MBIA, 4.95%,
                08/01/28                                                   2,270
    5,043     California State University, 5.06%, 03/15/14                 5,277
    2,000     California State, Department of Water Resources,
                Center Valley Project, Ser. J-3, Rev., 7.00%,
                12/01/12                                                   2,532
    4,000     California State, Department of Water Resources,
                Center Valley Project, Ser. W, Rev., 5.50%,
                12/01/08                                                   4,524
    2,000     California State, GO, ^, MBIA-IBC, 6.25%,
                10/01/02                                                   2,110
    2,115     California Statewide Communities Development
                Authority, Catholic Healthcare West, COP, 6.00%,
                07/01/09                                                   2,285
    1,000     Central Valley Financing Authority, Cogeneration
                Project, Carson ICE-GEN Project, ^, Rev, 6.20%,
                07/01/03                                                   1,087
    1,500     Contra Costa, California, Transportation Authority,
                Sales Tax, Ser. A, Rev., FGIC, 6.00%, 03/01/06             1,688
    2,500     Contra Costa, California, Water District,
                Improvement Bond Act of 1915, Ser. K, Rev.,
                5.50%, 10/01/11                                            2,845
    2,505     Corona, California, Community Facilities District,
                No. 97-2, Eagle Glen, Special Tax, 5.75%,
                09/01/16                                                   2,545
    2,500     Duarte, California, Redevelopment Agency,
                Single-Family Mortgage, Mortgage Backed
                Securities Program, Ser. A, Rev., ^, 6.88%, 11/01/11       3,171
    1,535     El Monte, California, City School District, Ser. A,
                GO, FSA, 6.25%, 05/01/20                                   1,859
    1,000     Foothill/Eastern Corridor Agency, California Toll
                Road, Senior Lien, Ser. A, ^, Rev., 6.00%, 01/01/07        1,145
      600     La Quinta, California, Redevelopment Agency,
                Project Area No. 1, Tax Allocation, MBIA, 7.30%,
                09/01/11                                                     768

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


PRINCIPAL
  AMOUNT            ISSUER                                             VALUE
--------------------------------------------------------------------------------
         LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
            CALIFORNIA -- CONTINUED
   $1,000     Long Beach, California, Harbor, Rev., MBIA, 6.00%,
                05/15/06                                                $  1,111
    1,395     Los Angeles County, California, Community
                Facilities District, No. 3, Improvement Area B,
                Ser. A, Special Tax, AMBAC, 5.63%, 09/01/13                1,552
    1,000     Los Angeles County, California, Community
                Facilities District, No. 3, Improvement Area B,
                Ser. A, Special Tax, AMBAC, 5.63%, 09/01/14                1,108
    7,435     Los Angeles County, California, Metropolitan
                Transportation Authority, Sales Tax, Ser. B,
                Rev., FSA, 5.25%, 07/01/11                                 8,288
    1,000     Los Angeles County, California, Public Works
                Financing Authority, Multiple Capital Facilities
                Project V, Ser. B, Rev., AMBAC, 6.00%, 12/01/07            1,158
    1,000     Los Angeles County, California, Transportation
                Commission, Sales Tax, Ser. B, Rev., FGIC, 5.88%,
                07/01/02                                                   1,028
    1,000     Los Angeles, California, Department of Water and
                Power, Second Issue, Rev., 5.75%, 11/15/02                 1,039
    4,255     Los Angeles, California, Harbor Department, Ser. A,
                Rev., COP, +, AMBAC, 5.50%, 08/01/05                       4,501
    5,110     Los Angeles, California, Sonnenblick Del Rio, West
                L.A., COP, AMBAC, 6.13%, 11/01/15                          5,964
    6,550     Metropolitan Water District of Southern California,
                Ser. A, Rev., 5.25%, 07/01/11                              7,302
    1,000     Modesto, California, Irrigation District Financing
                Authority, Ser. A, Rev., MBIA, 5.45%, 10/01/07             1,122
    1,000     Newport Beach, California, Special Improvement,
                District No. 95-1, Ser. B, Special Tax, FSA, 5.00%,
                09/01/22                                                   1,016
    4,750     Northern California Power Agency, California -
                Oregon Transportation Project, Ser. A, Rev., MBIA,
                7.00%, 05/01/13                                            5,894
    2,250     Northern California Power Agency, Public Power,
                Project No. 3, Rev., ^, 5.85%, 07/01/10                    2,601
    3,000     Oakland, California, Joint Powers Financing
                Authority, Oakland Convention Centers, Rev.,
                AMBAC, 5.50%, 10/01/12                                     3,419
    1,000     Orange County, California, Local Transportation
                Authority, Ser. A, Rev., MBIA, 5.25%, 02/15/05             1,078
    2,000     Orange County, California, Public Financing
                Authority, Waste Management System, Rev.,
                AMBAC, 5.75%, 12/01/09                                     2,276
    1,210     Richmond, California, Limited Obligation Pension,
                Ser. A, GO, MBIA, 7.02%, 08/01/05                          1,297
    5,072     Riverside County, California, 5.93%, 08/11/15                5,599
    1,250     Riverside County, California, Transportation
                Commission, Sales Tax, Ser. A, Rev., FGIC, 6.00%,
                06/01/09                                                   1,452
    1,200     Sacramento, California, Regional County Sanitation
                District, GO, 5.00%, 08/01/04                              1,279


                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


PRINCIPAL
  AMOUNT            ISSUER                                             VALUE
--------------------------------------------------------------------------------
         LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
            CALIFORNIA -- CONTINUED
   $3,000     San Bernardino County, California, Medical Center
                Financing Project, COP, MBIA, 5.50%, 08/01/06           $  3,333
    1,000     San Bernardino, California, Single-Family Mortgage,
                Ser. A, Rev., ^, 7.50%, 05/01/23                           1,314
    1,200     San Diego County, California, Regional
                Transportation Commission, Sales Tax, Ser. A, Rev.,
                AMBAC, 6.00%, 04/01/06                                     1,353
    3,790     San Francisco, California, Bay Area Transit
                Financing Authority, Bridge Toll Notes, Rev., 5.25%,
                08/01/03                                                   3,947
    1,000     San Francisco, California, City & County Airports
                Commission, Issue 15-B, 2nd Ser., Rev., 5.50%,
                05/01/06                                                   1,108
    3,000     San Jose, California, Agency, Merged Area
                Redevelopment Project, Tax Allocation, MBIA,
                6.00%, 08/01/15                                            3,567
    1,240     San Jose, California, Redevelopment Agency,
                Merged Area Redevelopment Project, Tax
                Allocation, MBIA, 6.00%, 08/01/07                          1,426
    2,445     Santa Ana, California, Financing Authority, Police
                Administration and Holding Facility, Ser. A, Rev.,
                MBIA, 6.25%, 07/01/24                                      2,969
    2,605     South Bayside Waste Management Authority, Solid
                Waste System, Rev., AMBAC, 6.13%, 03/01/17                 2,996
    1,000     Stockton Community Facilities District, No 90-2,
                Brookside Estates, Special Tax, Rev., 5.20%, 08/01/02      1,009
    1,000     Turlock, California, Irrigation District, Ser. A, Rev,
                MBIA, 6.00%, 01/01/07                                      1,132
    3,000     Tustin, California, Unified School District,
                Community Facilities, Ser. 1997-1, BAN, 6.10%,
                09/01/02                                                   3,057
                                                                       ----------
                                                                         148,617

            MICHIGAN -- 1.2%
    2,000     Michigan State, Hospital Finance Authority,
                Ascension Health Credit, Ser. B, Rev., 5.30%,
                11/15/33                                                   2,094

            PUERTO RICO -- 5.6%
    1,500     Puerto Rico Commonwealth, GO, ^, 6.45%,
                07/01/04                                                   1,680
    3,000     Puerto Rico Commonwealth, Public Improvement,
                GO, 3.00%, 07/01/06                                        2,975
    1,400     Puerto Rico Commonwealth, Public Improvement,
                GO, MBIA-IBC, 3.00%, 07/01/06                              1,388
    3,000     Puerto Rico Electric Power Authority, Ser. BB, Rev.,
                MBIA, 6.00%, 07/01/11                                      3,503
                                                                       ----------
                                                                           9,546
---------------------------------------------------------------------------------
            Total Long-Term Municipal Securities                         160,257
            (Cost $151,882)
---------------------------------------------------------------------------------

                       See notes to financial statements.

As of August 31, 2001
(Amounts in Thousands)


PRINCIPAL
  AMOUNT            ISSUER                                             VALUE
--------------------------------------------------------------------------------
         LONG-TERM MUNICIPAL SECURITIES -- CONTINUED
--------------------------------------------------------------------------------
            MUNICIPAL SECURITIES -- 1.8%
            CALIFORNIA -- 0.6%
   $1,000     California Educational Facilities Authority, Rev.,
                FRDO, 3.55%, 09/07/01                                    $ 1,005

            PENNSYLVANIA -- 1.2%
    2,000     Clinton County, Pennsylvania, IDA, Solid Waste
                Disposal, International Paper Co. Project, Ser. A,
                Rev., FRDO, 4.73%, 01/15/02                                2,004
            ---------------------------------------------------------------------
              Total Municipal Securities                                   3,009
              (Cost $3,000)
            --------------------------------------------------------------------


   SHARES
            MONEY MARKET FUND -- 4.7%
    8,112     J. P. Morgan Institutional Tax Exempt Money
              Market Fund+                                                 8,112
              (Cost $8,112)
--------------------------------------------------------------------------------
              Total Short-Term Investments                                11,121
              (Cost $11,112)
--------------------------------------------------------------------------------
              Total Investment Securities -- 100.0%                      $171,378
              (Cost $162,994)
--------------------------------------------------------------------------------

INDEX:

+      --   Delayed delivery security.
^      --   Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
+      --   Affiliated. Money market fund registered under the Investment
            Company Act of 1940, as amended and advised by J.P. Morgan
            Investment Management, Inc.
AMBAC  --   AMBAC Assurance Corp.
BAN    --   Bond Anticipation Note.
COP    --   Certificates of Participation.
FHA    --   Federal Housing Authority.
FGIC   --   Financial Guaranty Insurance Co.
FRDO   --   Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2001.
FSA    --   Financial Securities Assurance, Inc.
GO     --   General Obligation.
IBC    --   Insured Bond Certificates.
MBIA   --   Municipal Bond Insurance Assoc.
Rev.   --   Revenue Bond.
Ser.   --   Series.

                       See notes to financial statements.

J.P. MORGAN CALIFORNIA BOND FUND
STATEMENT OF ASSETS AND LIABILITIES As of August 31, 2001

(Amounts in Thousands, Except Per Share Amounts)

-------------------------------------------------------------------------------------------
   ASSETS:
     Investment securities, at value                                            $171,378
     Receivables:
       Interest                                                                    1,915
       Fund shares sold                                                                3
-------------------------------------------------------------------------------------------
          Total Assets                                                           173,296
-------------------------------------------------------------------------------------------
   LIABILITIES:
     Payables:
       Investment securities purchased                                             4,403
       Fund shares redeemed                                                            2
       Dividends                                                                     377
       To Custodian                                                                  152
     Accrued liabilities:
       Investment advisory fees                                                       38
       Administrative services fees                                                    2
       Shareholder servicing fees                                                      9
       Custodian fees                                                                 12
       Other                                                                          40
-------------------------------------------------------------------------------------------
          Total Liabilities                                                        5,035
-------------------------------------------------------------------------------------------
   NET ASSETS:
     Paid in capital                                                             160,085
     Accumulated overdistributed net investment income                              (112)
     Accumulated net realized loss on investment and futures transactions            (96)
     Net unrealized appreciation of investments                                    8,384
-------------------------------------------------------------------------------------------
          Total Net Assets                                                      $168,261
-------------------------------------------------------------------------------------------
   Shares of beneficial interest outstanding ($.001 par value; unlimited number of shares authorized):
     Institutional Shares                                                         12,749
     Select Shares                                                                 2,884
   Net Asset Value, redemption and offering price per share:
     Institutional Shares                                                        $ 10.73
     Select Shares                                                               $ 10.91
===========================================================================================
   Cost of investments                                                          $162,994
===========================================================================================

                       See notes to financial statements.

STATEMENT OF OPERATIONS For the period May 1, 2001 through August 31, 2001

(Amounts in Thousands)

-------------------------------------------------------------------------------------------
   INVESTMENT INCOME:
     Interest                                                                     $2,453
     Dividend income from affiliated investments*                                     77
-------------------------------------------------------------------------------------------
          Total Investment Income                                                  2,530
-------------------------------------------------------------------------------------------
   EXPENSES:
     Investment advisory fees                                                        169
     Administrative services fees                                                     26
     Shareholder servicing fees                                                       73
     Fund services fees                                                                1
     Custodian fees                                                                   24
     Printing and postage                                                              5
     Professional fees                                                                12
     Registration expenses                                                            11
     Transfer agent fees                                                              23
     Trustees' fees                                                                    1
     Other                                                                             9
-------------------------------------------------------------------------------------------
          Total expenses                                                             354
-------------------------------------------------------------------------------------------
     Less amounts waived                                                              14
     Less expense reimbursements                                                      41
-------------------------------------------------------------------------------------------
          Net expenses                                                               299
-------------------------------------------------------------------------------------------
            Net investment income                                                  2,231
-------------------------------------------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain (loss) on:
       Investments                                                                    (1)
       Futures transactions                                                           33
     Change in net unrealized appreciation/depreciation of:
       Investments                                                                 6,529
       Futures contracts                                                            (128)
===========================================================================================
   Net realized and unrealized gain on investments and futures transactions        6,433
===========================================================================================
   Net increase in net assets from operations                                     $8,664
===========================================================================================

*  Includes reimbursements of Investment Advisory,
   Administrative and Shareholder Servicing Fee.                                      $5

                       See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS For the periods indicated

(Amounts in Thousands)


                                                                 5/1/01            YEAR              YEAR
                                                                 THROUGH           ENDED             ENDED
                                                                 8/31/01          4/30/01           4/30/00
   INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
     Net investment income                                     $  2,231         $  6,132           $ 3,320
     Net realized gain (loss) on investments and
     futures transactions                                            32            1,370            (1,000)
     Change in net unrealized appreciation/
     depreciation of investments and futures
     contracts                                                    6,401            2,240            (1,729)
--------------------------------------------------------------------------------------------------------------
        Increase in net assets from operations                    8,664            9,742               591
--------------------------------------------------------------------------------------------------------------
   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                       (2,284)          (6,172)           (3,338)
     Net realized gain on investment transactions                  (499)              --              (101)
--------------------------------------------------------------------------------------------------------------
        Total distributions to shareholders                      (2,783)          (6,172)           (3,439)
--------------------------------------------------------------------------------------------------------------
   Increase in net assets from capital
   share transactions                                             3,836           56,583            19,746
--------------------------------------------------------------------------------------------------------------
        Total increase in net assets                              9,717           60,153            16,898
   NET ASSETS:
     Beginning of period                                        158,544           98,391            81,493
--------------------------------------------------------------------------------------------------------------
     End of period                                             $168,261         $158,544           $98,391
==============================================================================================================

                       See notes to financial statements.

J.P. MORGAN FUND

FINANCIAL HIGHLIGHTS


                                                                                CALIFORNIA BOND FUND
                                                    --------------------------------------------------------------------
                                                                               INSTITUTIONAL SHARES
                                                    --------------------------------------------------------------------
                                                        5/1/01               YEAR ENDED APRIL 30,              12/23/96*
                                                       THROUGH      ----------------------------------------    THROUGH
                                                       8/31/01^      2001      2000       1999        1998      4/30/97
                                                    ----------      -------   -------   --------    --------  ---------
Per share operating performance:
Net asset value, beginning of period                    $10.36     $10.03     $10.40     $10.20      $ 9.90    $10.00
                                                      ---------   --------   --------  ----------  ---------  ---------
Income from investment operations:
   Net investment income                                  0.14       0.46       0.42       0.41        0.42      0.16
   Net gain or losses in investments
   (both realized and unrealized)                         0.40       0.33      (0.36)      0.25        0.30     (0.10)
                                                      ---------   --------   --------  ----------  ---------  ---------
     Total from investment operations                     0.54       0.79       0.06       0.66        0.72      0.06
                                                      ---------   --------   --------  ----------  ---------  ---------
Distributions to shareholders from:
   Dividends from net investment income                   0.14       0.46       0.42       0.41        0.42      0.16
   Dividends from capital gains                           0.03         --       0.01       0.05          --        --
                                                      ---------   --------   --------  ----------  ---------  ---------
     Total dividends and distributions                    0.17       0.46       0.43       0.46        0.42      0.16
                                                      ---------   --------   --------  ----------  ---------  ---------
Net asset value, end of period                          $10.73     $10.36     $10.03     $10.40      $10.20    $ 9.90
                                                      =========   ========   ========  ==========  =========  =========
Total return                                              5.31%      7.97%      0.70%      6.55%       7.35%     0.56%
Ratios/supplemental data:
   Net assets, end of period (in millions)              $  137     $  126     $   85     $   64      $   46    $   15
Ratios to average net assets:#
   Expenses                                               0.50%      0.50%      0.50%      0.49%       0.45%     0.45%
   Net investment income                                  3.99%      4.40%      4.19%      3.92%       4.11%     4.43%
   Expenses without reimbursements
     and waivers                                          0.59%      0.59%      0.70%      0.71%       0.79%     3.46%
   Net investment income without
     reimbursements and waivers                           3.90%      4.31%      3.99%      3.70%       3.77%     1.42%
Portfolio turnover rate                                     29%        55%        87%        40%         44%       40%
                                                                      CALIFORNIA BOND FUND
                                                 --------------------------------------------------------------
                                                                        SELECT SHARES
                                                 --------------------------------------------------------------
                                                  5/1/01             YEAR ENDED APRIL 30,             4/21/97*
                                                 THROUGH   ----------------------------------------   THROUGH
                                                 8/31/01^    2001      2000       1999       1998     4/30/97
                                                ---------- -------  --------  ----------  ---------  ---------
Per share operating performance:
Net asset value, beginning of period            $  10.53   10.20     $10.57     $10.35     $10.04     $10.00
                                                ---------- -------  --------  ----------  ---------  ---------
Income from investment operations:
   Net investment income                            0.14    0.45       0.41       0.40       0.41       0.01
   Net gain or losses in investments
   (both realized and unrealized)                   0.41    0.33      (0.36)      0.26       0.31       0.04
                                                ---------- -------  --------  ----------  ---------  ---------
     Total from investment operations               0.55    0.78       0.05       0.66       0.72       0.05
                                                ---------- -------  --------  ----------  ---------  ---------
Distributions to shareholders from:
   Dividends from net investment income             0.14    0.45       0.41       0.40       0.41       0.01
   Dividends from capital gains                     0.03      --       0.01       0.04         --         --
                                                ---------- -------  --------  ----------  ---------  ---------
     Total dividends and distributions              0.17    0.45       0.42       0.44       0.41       0.01
                                                ---------- -------  --------  ----------  ---------  ---------
Net asset value, end of period                  $  10.91   10.53     $10.20     $10.57     $10.35     $10.04
                                                ========== =======  ========  ==========  =========  =========
Total return                                        5.31%   7.77%      0.60%      6.43%      7.20%      0.51%
Ratios/supplemental data:
   Net assets, end of period (in millions)      $     31      33     $   14     $   17     $    6     $    0
Ratios to average net assets:#
   Expenses                                         0.65%   0.65%      0.65%      0.65%      0.65%      0.62%
   Net investment income                            3.84%   4.25%      3.99%      3.76%      3.94%      4.52%
   Expenses without reimbursements
     and waivers                                    0.78%   0.78%      0.85%      0.87%      1.00%      1.17%
   Net investment income without
     reimbursements and waivers                     3.71%   4.12%      3.79%      3.54%      3.59%      3.97%
Portfolio turnover rate                               29%     55%        87%        40%        44%        40%


^ The Fund changed its fiscal year end from April 30 to August 31.

*  Commencement of operations.

# Short periods have been annualized.

See notes to financial statements.

J.P. MORGAN CALIFORNIA BOND FUND
NOTES TO FINANCIAL STATEMENTS
AUGUST 31, 2001

1.     ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION -- J.P. Morgan California Bond Fund (the "Fund") is a series of J.P. Morgan Series Trust, a Massachusetts business trust (the "Trust") which was organized on August 15, 1996. The Trust is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trustees of the Trust have divided the beneficial interests in the Fund into two classes of shares, Institutional Shares and Select Shares. The investment objective of the Fund is to provide high after-tax total returns for California residents consistent with moderate risk of capital. The Declaration of Trust permits the Trustees to issue an unlimited number of shares in the Fund. In 2001, the Fund changed its fiscal year end from April 30 to August 31. The report herein covers the period from May 1, 2001 through August 31, 2001.

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUND:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

       A. SECURITY VALUATIONS -- Fixed Income Securities with a maturity of 60 days or more held by the Fund will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method.

       B. SECURITY TRANSACTIONS AND INVESTMENT INCOME Investment transactions are accounted for as of the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued, adjusted for amortization of premiums and accretion of discounts.

       Purchases of when-issued or delayed delivery securities may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund segregates assets with a current value at least equal to the amount of its when-issued or delayed delivery purchase commitments.

       C. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses (e.g., transfer agent fees), are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

       D. FUTURES CONTRACTS -- The Fund may enter into futures contracts in order to hedge existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements and to manage exposure to changing interest rates and securities prices. The risks of entering into futures contracts include the possibility that the change in value of the contract may not correlate with the changes in value of the underlying securities. Upon entering into a futures contract, the Fund is required to deposit either cash or securities in an amount equal to a certain percentage of the contract value (initial margin). Subsequent payments (variation margin) are made or received daily, in cash, by the Fund. The variation margin is equal to the daily change in the contract value and is recorded as unrealized gain or loss. The Fund will recognize a gain or loss when the contract is closed or expires.

       As of August 31, 2001, the Fund had no futures contracts open.

       E. FEDERAL INCOME TAXES -- It is the Fund's policy to distribute all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under the provisions of the Internal Revenue Code. Accordingly, no provision has been made for federal or state income taxes.

       F. DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are declared and paid at least annually.

       G. ORGANIZATION COSTS -- The Fund incurred organization expenses in the amount of $39,030, which have been deferred and are being amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund.

2.     FEES AND OTHER TRANSACTIONS WITH AFFILIATES

       A. ADVISORY -- The Trust, on behalf of the Fund, has an Investment Advisory Agreement with J.P. Morgan Investment Management Inc. ("JPMIM"), an affiliate of Morgan Guaranty Trust Company of New York ("Morgan") and a wholly owned subsidiary of J.P. Morgan Chase & Co. Under the terms of the agreement, the Fund pays JPMIM at an annual rate of 0.30% of the Fund's average daily net assets.

       The Fund may invest in one or more affiliated money market funds: J.P. Morgan Institutional Prime Money Market Fund, J.P. Morgan Institutional Tax Exempt Money Market Fund, J.P. Morgan Institutional Federal Money Market Fund and J.P. Morgan Institutional Treasury Money Market Fund. The Advisor has agreed to reimburse its advisory fee from the Fund in an amount to offset any investment advisory, administrative fee and shareholder servicing fees related to a Fund investment in an affiliated money market fund.

       B. ADMINISTRATIVE SERVICES -- The Trust has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the Fund. Under the Services Agreement, the Trust has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the Trust and certain other registered investment companies for which JPMIM acts as investment advisor in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to Funds Distributor, Inc. The portion of this charge payable by the Fund is determined by the proportionate share that its net assets bear to the net assets of the Trust and certain other investment companies for which Morgan provides similar services.

       The Trustees have approved an increase in the Funds' administrative services fee. Effective, September 10, 2001, the administrative services fee payable to Morgan will be increased to 0.15% of average daily net assets for complex-wide non-money market fund assets up to $25 billion and 0.075% on assets in excess of $25 billion.

       Morgan has agreed to reimburse the Fund to the extent necessary to maintain the total operating expenses (which excludes interest and dividend expenses, taxes and extraordinary items) of the Fund at no more than 0.50% of the average daily net assets of the Institutional Shares and 0.65% of the average daily net assets of the Select Shares.

       C. ADMINISTRATION -- Effective May 1, 2001, BISYS Fund Services, L.P., ("BISYS") was named as the Fund's Sub-Administrator. As Sub-Administrator, BISYS provides certain administrative services necessary for the operations of the Fund, furnished office space and facilities required for conducting the business of the Fund and paid the compensation of the Fund's officers affiliated with BISYS. For its services as Sub-Administrator, BISYS receives a portion of the fees payable to Morgan as Administrator.

       D. DISTRIBUTION -- Pursuant to a Distribution Agreement, effective April 10, 2001, J.P. Morgan Fund Distributors, Inc., a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trusts' exclusive underwriter and promotes and arranges for the sale of the Fund's shares.

       E. SHAREHOLDER SERVICING -- The Trust has a Shareholder Servicing Agreement with Morgan under which Morgan provides account administration and personal account maintenance service to Fund shareholders. The agreement provides for the Fund to pay Morgan a fee for these services that is computed daily and paid monthly at an annual rate of 0.10% of the average daily net assets of the Institutional Shares and 0.25% of the average daily net assets of the Select Shares.

       Morgan, Charles Schwab & Co. ("Schwab") and the Trust are parties to separate services and operating agreements (the "Schwab Agreements") whereby Schwab makes Fund shares available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Fund is not responsible for payments to Schwab under the Schwab Agreements; however, in the event the services agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationship between the Trust and Morgan is terminated, the Fund would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

       F. FUND SERVICES -- The Trust had a Fund Services Agreement with Pierpont Group, Inc. ("PGI"), which assisted the Trustees in exercising their overall supervisory responsibilities for the Fund's affairs. The Trustees of the Fund represented all the existing shareholders of PGI. In connection with the Reorganization Plans, the Fund terminated its agreement with PGI.

       G. CUSTODIAN AND ACCOUNTING -- Effective August 13, 2001, The Chase Manhattan Bank ("Chase"), a direct wholly-owned subsidiary of J.P. Morgan Chase & Co., provides portfolio accounting and custody services for the Funds. Compensation for such services amounted to approximately $5,000 and is included in the amount on the Statement of Operations as part of custodian fees.

       H. TRUSTEES -- Through August 31, 2001, each Trustee received an aggregate annual fee of $75,000 for serving on the boards of the Trust and other registered investment companies in which they invest. The Trustees' fees and expenses shown in the financial statements represent the Fund's allocated portion of the total Trustees' fees and expenses.

       Previous to August 31, 2001, The Trust's Chairman and Chief Executive Officer also served as Chairman of PGI and received compensation and employee benefits from PGI. The allocated portion of such compensation and benefits included in the Fund Services Fee shown on the Statement of Operations was $200.

3.     FEDERAL INCOME TAXES

For Federal income tax purposes, the cost and unrealized appreciation (depreciation) in value of the investment securities at August 31, 2001 are as follows (in thousands):

   Aggregate cost                                  $162,994
                                                   --------
   Gross unrealized appreciation                   $  8,384
   Gross unrealized depreciation                         --
                                                   --------
   Net unrealized appreciation (depreciation)      $  8,384
                                                   ========

As of August 31, 2001, the Fund has a capital loss carryover of $96,463, which will be available to offset capital gains arising through August 31, 2009. To the extent that any net capital loss carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

Income distributions and capital gain distributions, if any, are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Accordingly, these permanent differences in the character of income and distributions between financials statements and tax basis are reclassified to paid-in-capital. During the four month period ended August 31, 2001, no reclassifications were made.

4.     INVESTMENT TRANSACTIONS

During the period ended August 31, 2001, the Fund purchased $45,663,204 of investment securities and sold $44,357,798 of investment securities other than U.S. government securities and short-term investments.

5.     CAPITAL SHARE TRANSACTIONS

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest of one or more series. Transactions in shares of the Fund were as follows (in thousands):


                                                       For the Period
                                                    May 1, 2001 Through     For the Year Ended     For the Year Ended
                                                      August 31, 2001*        April 30, 2001         April 30, 2000
                                                    --------------------    -------------------   ---------------------
                                                     Shares      Amount      Shares    Amount     Shares       Amount
                                                    ---------  ---------    --------  ---------   ---------  ----------
Institutional Shares
   Shares of Beneficial Interest Sold                1,901      $ 19,925     7,863     $ 81,434     6,270     $ 62,956
   Shares of Beneficial Interest Reinvested             60           636       104        1,081       102        1,024
   Shares of Beneficial Interest Redeemed           (1,329)      (13,998)   (4,286)     (44,622)   (4,098)     (41,242)
                                                    --------    ---------  ---------   ---------   --------   ---------
      Net Increase (Decrease)                          632      $  6,563     3,681     $ 37,893     2,274     $ 22,738
                                                    ========    =========  =========   =========   ========   =========
Select Shares
   Shares of Beneficial Interest Sold                  395      $  4,213     2,687     $ 28,316       857     $  8,764
   Shares of Beneficial Interest Reinvested             21           230        40          420        38          394
   Shares of Beneficial Interest Redeemed             (668)       (7,170)     (945)     (10,046)   (1,186)     (12,150)
                                                    --------    ---------  ---------   ---------   --------   ---------
      Net Increase (Decrease)                         (252)     $ (2,727)    1,782     $ 18,690      (291)    $ (2,992)
                                                    ========    =========  =========   =========   ========   =========

* The Fund changed its fiscal year end from April 30 to August 31.

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

6. BANK LOANS

The Fund may borrow money for temporary or emergency purposes, such as funding shareholder redemptions. Effective June 20, 2001 the Fund, along with certain other funds managed by JPMIM, entered into a $150,000,000 bank line of credit agreement with Chase Manhattan Bank ("Chase", an affiliate of JPMIM), as administrative agent and Commerzbank AG as co-administrative agent. Borrowings under the agreement will bear interest at approximate market rates. A commitment fee is charged at an annual rate of 0.085% on the unused portion of the committed amount.

Prior to June 20, 2001, the Fund, along with certain other funds managed by JPMIM, were in a $150,000,000 line of credit agreement with DeutscheBank. This agreement expired on June 20, 2001.

The Fund had no borrowings outstanding at August 31, 2001, nor at any time during the period ended August 31, 2001.

7.     CONCENTRATIONS OF RISK

The Fund invests a significant amount of its assets in debt obligations issued by political subdivisions and authorities in the State of California. The issuer's ability to meet its obligations may be affected by economic and political developments within the State of California. The ability of the issuers of debt, asset-backed and mortgage-backed securities to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

8.     SUBSEQUENT EVENTS

Prior to the open of business on September 10, 2001, J.P. Morgan California Bond Fund ("CBF") (the "Acquiring Fund") acquired all the net assets of JPMorgan California Intermediate Tax Free Fund ("CITF") (the "Target Fund"), as shown in the table below, pursuant to the Plan of Reorganization approved by CITF's shareholders on July 3, 2001. The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. Under the Reorganization Plan, shareholders of CITF received shares in CBF with a value equal to their holdings in CITF. The shareholders of Class A Shares in CITF received Class A Shares in CBF.

The following is a summary of Shares Outstanding, Beneficial Interest Outstanding, Net Assets, Net Asset Value Per Share and Net Unrealized Appreciation immediately before and after the Reorganization:


                                                  JPMorgan California Bond Fund Reorganization
                                       -------------------------------------------------------------------
                                           Shares                    Net Asset           Net Unrealized
                                        Outstanding   Net Assets   Value Per Share        Appreciation
                                       ------------  -----------  ----------------      ------------------
Target Funds
JPMorgan California Intermediate
     Tax Free Fund                                                                     $1,449,626
     Class A                              2,257,417   $ 23,318,969   $10.33
Acquiring Fund
J.P. Morgan California Bond Fund                                                       $8,202,064
     Select Class                         2,891,220   $ 31,511,432   $10.90
     Institutional Class                 13,011,529   $139,461,460   $10.72
Post Reorganization
JPMorgan California Bond Fund                                                          $9,651,690
     Class A                              2,139,369   $ 23,318,969   $10.90
     Select Class                         2,891,220   $ 31,511,432   $10.90
     Institutional Class                 13,011,529   $139,461,460   $10.72

                                                J.P. MORGAN CALIFORNIA BOND FUND

                                               REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Shareholders of
J.P. Morgan California Bond Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of J.P. Morgan California Bond Fund (one of the funds comprising the J.P. Morgan Series Trust, hereafter referred to as the "fund") at August 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
October 17, 2001

J.P. MORGAN CALIFORNIA BOND FUND
SPECIAL MEETING OF SHAREHOLDERS (unaudited)

A Special Meeting of Shareholders was held on July 3, 2001 at 1211 Avenue of the Americas, New York, New York 10036 for purposes of approving an Agreement and Plan of Reorganization (the "Reorganization Plan") between J.P. Morgan California Bond Fund (the "Acquiring Fund") and JPMorgan California Intermediate Tax Free Fund (the "Target Fund"). Under the Reorganization Plan, the Target Fund transferred all of its assets and liabilities to the Acquiring Fund in a tax-free reorganization. In exchange, shareholders of the Target Fund received Class A shares of the Acquiring Fund with a value equal to their respective holdings in the Target Fund. A majority of shareholders of the JPMorgan California Intermediate Tax Free Fund approved the Reorganization Plan by the following vote:

   For            1,262,724
   Against            6,718
   Abstain           27,685

A Special Meeting of Shareholders was held on July 25, 2001 at 1211 Avenue of the Americas, New York, New York 10036 for purposes of approving the election of eight Trustees. A majority of shareholders of the J.P. Morgan California Bond Fund approved the election of each Trustee by the following votes:


                                    AFFIRMATIVE           NEGATIVE
William Armstrong                    7,243,415              9,339
Roland R. Eppley, Jr.                7,243,415              9,339
Ann Maynard Gray                     7,243,415              9,339
Matthew Healey                       7,243,415              9,339
Fergus Reid, III                     7,243,415              9,339
James J. Schonbachler                7,243,415              9,339
Leonard M. Spalding, Jr.             7,243,415              9,339
H. Richard Vartabedian               7,243,415              9,339

                                                J.P. MORGAN CALIFORNIA BOND FUND
                                                          TAX LETTER (unaudited)

Certain tax information regarding the J.P. Morgan California Bond Fund is required to be provided to shareholders based upon the Fund's income and distributions for the four months ended August 31, 2001. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2001. The information necessary to complete your income tax returns for the calendar year ending December 31, 2001 will be received upon separate cover.

FOR FOUR MONTHS ENDED AUGUST 31, 2001:

  * The dividends paid from net investment income are 100.00% exempt from Federal income tax for the Fund.

  * For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 7.24% for the Fund.

  * Long-term capital gain distribution was $0.019 per share for J.P. Morgan California Bond Fund.

JPMORGAN
FAMILY OF FUNDS

U.S. EQUITY FUNDS

Balanced Fund
Capital Growth Fund
Core Equity Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Growth Fund II
Equity Income Fund
The Growth Fund of Washington
Large Cap Growth Fund
Market Neutral Fund
Mid Cap Value Fund
Select Balanced Fund
Select Equity Income Fund
Select Growth & Income Fund
Select Large Cap Equity Fund
Select Large Cap Growth Fund
Select Mid Cap Equity Fund
Select Small Cap Equity Fund
Small Cap Growth Fund
SmartIndex(TM) Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund

TAX AWARE FUNDS

Fleming Tax Aware International
    Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Small Company
    Opportunities Fund
Tax Aware U.S. Equity Fund

GLOBAL EQUITY FUNDS

Fleming Emerging Markets Equity Fund
Fleming European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming Japan Fund

SPECIALTY FUNDS

Focus Fund
Global 50 Fund
Global Healthcare Fund
H&Q IPO & Emerging Company Fund
H&Q Technology Fund

FIXED INCOME FUNDS

Bond Fund
Bond Fund II
California Bond Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Intermediate Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free
    Income Fund
Short-Term Bond Fund
Short-Term Bond Fund II
Strategic Income Fund
Tax Free Income Fund
U.S. Treasury Income Fund


MONEY MARKET FUNDS

100% U.S. Treasury Securities
    Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund
Connecticut Daily Tax Free Income Fund
Daily Dollar International Fund
New Jersery Daily Municipal Income Fund

ANNUAL REPORT


INVESTMENT ADVISER
J.P. Morgan Investment
Management, Inc.

ADMINISTRATOR,
SHAREHOLDER AND
FUND SERVICING AGENT
Morgan Guaranty Trust Company of New York

CUSTODIAN
The Chase Manhattan Bank

DISTRIBUTOR
J.P. Morgan Fund Distributors, Inc.

TRANSFER AGENT
DST Systems, Inc.

LEGAL COUNSEL
Sullivan & Cromwell

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP

JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

This report is submitted for the general information of the shareholders of the funds. It is not authorized for distributions to prospective investors in the funds unless preceded or accompanied by a prospectus.

To obtain a prospectus for any of the JPMorgan Funds, call 1-800-348-4782. The prospectus contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.



                        JPMorgan Funds Fulfillment Center
                                393 Manley Street
                         West Bridgewater, MA 02379-1039



       (C)J.P. Morgan Chase & Co., 2001 All Rights Reserved. October 2001


                                                                       ANCB-1001